IFRS 7 Disclosure - Retail Credit Risk - Summary of PD Bands to Various Risk Levels (Detail) - Retail [member] - Credit risk [member]	12 Months Ended
Oct. 31, 2025
Impaired/Default [member]
Disclosure of credit risk exposure [line items]
Probability of default	100.00%
Bottom of range [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.05%
Bottom of range [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of default	3.966%
Bottom of range [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of default	7.429%
Top of range [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of default	3.965%
Top of range [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of default	7.428%
Top of range [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Probability of default	99.99%